Long Term Obligations (Details) - Convertible promissory notes (USD $)	Dec. 31, 2013	Aug. 15, 2013	Dec. 31, 2012
Convertible Promissory Notes Payable:
Face value	$ 15,275,000		$ 15,275,000
Interest added to principal	1,809,894		1,262,028
Stated value	17,084,894	5,300,000	16,537,028
Debt discount – conversion element, net of accumulated amortization of $3,392,963 and $1,298,628 respectively	11,049,534		13,143,869
Notes payable, net of debt discount, prior to exchange	6,035,360		3,393,159
Amount extinguished in 2013 Exchange	(6,035,360)
Notes payable, net of debt discount			$ 3,393,159